Organization and Business Operations (Details) - USD ($)			9 Months Ended	12 Months Ended
	Apr. 14, 2021	Mar. 18, 2021	Sep. 30, 2023	Dec. 31, 2022	Sep. 15, 2023	Aug. 16, 2023	Jul. 14, 2023	Dec. 31, 2021
Organization and Business Operations (Details) [Line Items]
Number of units (in Shares)		30,000,000
Price of per unit (in Dollars per share)		$ 10
Price of per share (in Dollars per share)			$ 10	$ 10
Total amount placed			$ 19,216,340	$ 19,216,340
Transaction costs			538,777	538,777
Equity shareholders’ deficit			$ 17,797,492	$ 17,797,492
Underwriter’s over-allotment option		$ 319,216,340
Percentage of public shares			100.00%	100.00%
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001				$ 0.0001
Business days			10 days	10 years
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Net tangible assets of less than			$ 5,000,001
Shares redeemed (in Shares)			1,972,625
Redemption price (in Dollars per share)			$ 10.78	$ 10.15
Aggregate redemption amount			$ 273,112,311.62	$ 323,911,642				$ 319,216,340
Trust account			$ 20,000,000		$ 135,000	$ 160,000	$ 160,000
Public shares (in Shares)			3,228,218
Redemption amount			$ 21,142,261
Redemption Shares (in Shares)			7,980,409
Temporary equity shares outstanding (in Shares)			3,255,593	31,921,634
Working capital loans			$ 1,000,000	$ 1,000,000
Business days prior				2 years
Founder Shares [Member]
Organization and Business Operations (Details) [Line Items]
Sponsor amount		$ 25,000
Private placement warrant [Member]
Organization and Business Operations (Details) [Line Items]
Number of units (in Shares)			6,000,000	6,000,000
Price of per unit (in Dollars per share)			$ 1.5	$ 1.5
Gross proceeds			$ 9,000,000	$ 9,000,000
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Price of per unit (in Dollars per share)		$ 10
Gross proceeds		$ 300,000,000
Underwriter discount			6,384,327	6,384,327
Transaction costs			18,336,269	18,336,269
Deferred underwriting discount			11,172,572	11,172,572
Other offering costs			$ 779,370	$ 779,370
Percentage of public shares			100.00%	100.00%
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Operating bank account			$ 92,722	$ 86,401
Working capital deficit			$ 14,556,550	$ 3,745,724
Business combination period				27 months
Ordinary shares par value (in Dollars per share)				$ 0.0001
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Price of per share (in Dollars per share)	$ 10
Additional units (in Shares)	1,921,634
Underwriter discount	$ 19,216,340
Underwriter’s over-allotment option		$ 319,216,340
Common Class A [Member]
Organization and Business Operations (Details) [Line Items]
Price of per share (in Dollars per share)			$ 18	$ 11.5
Shares redeemed (in Shares)			26,693,416	26,693,416
Redemption price (in Dollars per share)				$ 10.15				$ 10
Aggregate redemption amount				$ 273,112,311.62
Redemption price per share (in Dollars per share)			$ 10.72
Temporary equity shares outstanding (in Shares)			3,255,593	31,921,634				31,921,634
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001				$ 0.0001
Common Class A [Member] | Common Stock Subject to Mandatory Redemption [Member]
Organization and Business Operations (Details) [Line Items]
Redemption price (in Dollars per share)			10.23
Common Class A [Member] | IPO [Member]
Organization and Business Operations (Details) [Line Items]
Number of units (in Shares)		30,000,000
Price of per unit (in Dollars per share)		$ 10	31,921,634	$ 31,921,634
Price of per share (in Dollars per share)		11.5	$ 11.5
Sponsor [Member] | IPO [Member]
Organization and Business Operations (Details) [Line Items]
Price of per unit (in Dollars per share)		$ 10
Sponsor [Member] | Common Class A [Member] | Private placement warrant [Member]
Organization and Business Operations (Details) [Line Items]
Aggregate of warrants (in Shares)	256,218
Price of per warrant (in Dollars per share)	$ 1.5
Total proceeds	$ 384,327
Underwriters [Member] | Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Option period		45 days	45 days	45 days
Additional units (in Shares)		4,500,000	4,500,000